UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-1710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

New Era Fund	March 31, 2012

T. ROWE PRICE NEW ERA FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 98.1%		
AGRICULTURE 3.9%		
Agriculture 3.9%		
Archer-Daniels-Midland	256,300	8,115
Compass Minerals	209,700	15,044
Mosaic	316,900	17,521
Potash Corporation of Saskatchewan	2,504,568	114,434
Sociedad Quimica y Minera de Chile, ADR	461,700	27,088
Total Agriculture		182,202
COAL 3.4%		
Coal 3.4%		
Arch Coal	5,793,904	62,053
Peabody Energy	2,589,502	74,992
Walter Energy	389,857	23,083
Total Coal		160,128
DIVERSIFIED RESOURCES 7.5%		
Engineering & Construction 6.2%		
Babcock & Wilcox (1)	1,983,150	51,066
Fluor	769,700	46,213
Foster Wheeler (1)	1,110,722	25,280
Martin Marietta Materials	562,800	48,193
McDermott International (1)	3,478,700	44,562
Quanta Services (1)	3,683,470	76,984
Vulcan Materials	39,400	1,684
		293,982
Machinery & Equipment 1.3%		
Joy Global	800,100	58,807
		58,807

ENERGY SERVICES 20.3%		
Oil & Gas Drilling 4.0%		
Diamond Offshore Drilling	909,236	60,692
Ensco, ADR	1,102,500	58,355
Noble	1,912,100	71,646
		190,693
Oil & Gas Equipment & Services 16.3%		
Baker Hughes	1,541,422	64,647
Cameron International (1)	2,614,152	138,106
CARBO Ceramics (3)	208,800	22,018
FMC Technologies (1)	1,955,436	98,593
Halliburton	1,538,700	51,069
Schlumberger	3,025,035	211,541
Subsea 7 (NOK) (1)	1,613,181	42,718
Technip (EUR)	548,943	64,669
Tenaris, ADR	962,485	36,796
Trican Well Service (CAD)	2,731,600	40,120
		770,277
Total Energy Services		960,970
INTEGRATEDS & UPSTREAM ENERGY 34.6%		
Integrated Petroleum-Domestic 3.2%		
Hess	1,094,700	64,533
Murphy Oil	1,359,646	76,507
YPF Sociedad Anonima, ADR	358,400	10,182
		151,222
Integrated Petroleum-International 8.2%		
Chevron	1,064,932	114,203
Eni (EUR)	3,045,499	71,447
ExxonMobil	914,153	79,284
Petrobras, ADR	2,572,868	65,763

Royal Dutch Shell, ADR	795,306	55,775
		386,472
Petroleum Exploration & Production-Global 5.6%		
BG Group (GBP)	4,260,113	98,667
Ophir Energy (GBP) (1)	3,590,391	29,145
Pacific Rubiales Energy (CAD)	1,203,420	35,157
Petrominerales (CAD)	1,416,800	26,349
QGEP Participacoes (BRL)	536,700	3,849
Tullow Oil (GBP)	3,030,486	74,018
		267,185
Petroleum Exploration & Production-North America 17.6%		
Bill Barrett (1)	1,188,400	30,910
Cabot Oil & Gas	380,300	11,854
Canadian Natural Resources	2,206,692	73,218
Cimarex Energy	625,300	47,191
Cobalt International Energy (1)	1,410,300	42,351
Concho Resources (1)	418,800	42,751
Devon Energy	503,859	35,834
EOG Resources	619,366	68,812
EQT	852,900	41,118
Goodrich Petroleum (1)	1,189,600	22,626
Kosmos Energy (1)	2,022,800	26,782
Laredo Petroleum (1)	297,400	6,971
Matador Resources (1)	537,800	5,889
Newfield Exploration (1)	1,495,400	51,861
Nexen	1,976,292	36,265
QEP Resources	1,683,425	51,345
Range Resources	948,220	55,130
SM Energy	455,900	32,264
Southwestern Energy (1)	2,408,500	73,700
Suncor Energy	1,023,500	33,468

WPX Energy (1)	2,404,200	43,300
		833,640
Total Integrateds & Upstream Energy		1,638,519
METALS & MINING 11.9%		
Industrial Metals 6.7%		
Anglo American (GBP)	1,249,174	46,694
BHP Billiton (AUD)	2,337,037	83,785
Freeport-McMoRan Copper & Gold	1,859,886	70,750
HudBay Minerals	3,056,600	33,500
Vale, ADR	2,299,100	53,638
Xstrata (GBP)	1,531,828	26,168
		314,535
Precious Metals 5.2%		
Eastern Platinum (CAD) (1)	38,126,685	15,290
Eldorado Gold	4,768,700	65,522
Franco-Nevada (CAD)	807,100	34,705
Fresnillo (GBP)	971,440	24,830
Harry Winston Diamond (CAD) (1)	495,200	7,288
IAMGOLD	2,851,300	37,894
Osisko Mining (CAD) (1)	2,884,300	33,485
Petra Diamonds (GBP) (1)	9,802,794	27,502
		246,516
Total Metals & Mining		561,051
OTHER 7.4%		
Building & Real Estate 0.8%		
Boston Properties, REIT	63,800	6,698
Camden Property Trust, REIT	113,900	7,489
Federal Realty Investment Trust, REIT	58,700	5,682
Hang Lung Properties (HKD)	1,540,000	5,652

BANK LOANS 0.0% (4)		
Western Water, VR, 10.00%, 9/1/13 (5)	1,939,815	1,940
Total Bank Loans (Cost $1,940)		1,940
SHORT-TERM INVESTMENTS 1.5%		
Money Market Funds 1.5%		
T. Rowe Price Reserve Investment Fund, 0.09% (6)(7)	72,550,313	72,550
Total Short-Term Investments (Cost $72,550)		72,550
SECURITIES LENDING COLLATERAL 0.1%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%		
Money Market Funds 0.1%		
T. Rowe Price Reserve Investment Fund, 0.09% (6)(7)	5,413,304	5,413
Total Investments through Securities Lending Program with State Street Bank and Trust Company		5,413
Total Securities Lending Collateral (Cost $5,413)		5,413
Total Investments in Securities		
100.1% of Net Assets (Cost $3,423,864)		**$ 4,736,308**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $0 and represents 0.0% of net assets.

(3) All or a portion of this security is on loan at March 31, 2012. See Note 3.

(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of March 30, 2012, the last business day in the fund’s fiscal period ended March 31, 2012. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent to March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $2,000 for the three months ended March 31, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans may involve multiple loans with the same borrower under a single credit agreement (each loan, a tranche), and each tranche may have different terms and associated risks. A bank or other financial institution typically acts as the agent and administers a bank loan in accordance with the associated credit agreement. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The fund may buy and sell bank loans in the form of either loan assignments or loan participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer. Although loan assignments continue to be administered by the agent, the buyer acquires direct rights against the borrower. In many cases, a loan assignment requires the consent of both the borrower and the agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments that the seller is entitled to receive from the borrower; however, the seller continues to hold legal title to the loan. As a result, with loan participations, the buyer generally has no right to enforce compliance with the terms of the credit agreement against the borrower and the buyer is subject to the credit risk of both the borrower and the seller. Bank loans often have extended settlement periods, during which the fund is subject to nonperformance by the counterparty. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments), and bank loans usually may be repaid at any time at the option of the borrower. The fund reflects both the funded portion of the bank loan as well as any unfunded commitment on the loan in the Portfolio of Investments. At March 31, 2012, the fund’s total unfunded commitments were $463,000.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On March 31, 2012, the value of cash collateral investments was $5,413,000 and the value of loaned securities was $5,489,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $3,423,864,000. Net unrealized gain aggregated $1,312,448,000 at period-end, of which $1,551,581,000 related to appreciated investments and $239,133,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 18, 2012